Loss on impairment of equity method investments (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Equity Method Investments and Joint Ventures [Abstract]
Total loss on impairment of equity method investments	$ 0	$ (47)